Details of Significant Accounts - Share capital, movements in shares outstanding (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 24, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in shares outstanding
Beginning balance		$ 11,826	$ 30,152	$ 29,840
Employee stock option exercised			2,663	312
Conversion as part of recapitalization			(22,715)
Shares Issuance to exchange Provident outstanding shares			1,726
Shares retired (in shares)		16,320,000
Shares retired		$ (1,634)
Ending balance		$ 10,192	$ 11,826	$ 30,152
Common Shares
Movements in shares outstanding
Beginning balance (in shares)		0	301,521,000	298,397,000
Beginning balance		$ 0	$ 30,152	$ 29,840
Employee stock options exercised (in shares)			26,629,000	3,124,000
Employee stock option exercised			$ 2,663	$ 312
Conversion as part of recapitalization (in shares)			(328,150,000)
Conversion as part of recapitalization			$ (32,815)
Shares Issuance to exchange Provident outstanding shares (in shares)			0
Shares Issuance to exchange Provident outstanding shares			$ 0
Shares retired (in shares)		0
Shares retired		$ 0
Ending balance (in shares)		0	0	301,521,000
Ending balance		$ 0	$ 0	$ 30,152
Perfect Class A Ordinary Shares
Movements in shares outstanding
Beginning balance (in shares)		101,475,000	0	0
Beginning balance		$ 10,147	$ 0	$ 0
Employee stock options exercised (in shares)			0	0
Employee stock option exercised			$ 0	$ 0
Conversion as part of recapitalization (in shares)			84,211,000
Conversion as part of recapitalization			$ 8,421
Shares Issuance to exchange Provident outstanding shares (in shares)			17,264,000
Shares Issuance to exchange Provident outstanding shares			$ 1,726
Shares retired (in shares)	16,129,010	(16,347,000)
Shares retired		$ (1,634)
Ending balance (in shares)		85,128,000	101,475,000	0
Ending balance		$ 8,513	$ 10,147	$ 0
Perfect Class B Ordinary Shares
Movements in shares outstanding
Beginning balance (in shares)		16,789,000	0	0
Beginning balance		$ 1,679	$ 0	$ 0
Employee stock options exercised (in shares)			0	0
Employee stock option exercised			$ 0	$ 0
Conversion as part of recapitalization (in shares)			16,789,000
Conversion as part of recapitalization			$ 1,679
Shares Issuance to exchange Provident outstanding shares (in shares)			0
Shares Issuance to exchange Provident outstanding shares			$ 0
Shares retired (in shares)		0
Shares retired		$ 0
Ending balance (in shares)		16,789,000	16,789,000	0
Ending balance		$ 1,679	$ 1,679	$ 0